Supplement dated February 17, 2012 to:

Value Line Asset Allocation Fund, Inc. Prospectus, dated August 1, 2011	Value Line Larger Companies Fund, Inc. Prospectus, dated May 1, 2011
Value Line Centurion Fund, Inc. Prospectus, dated May 1, 2011	Value Line Premier Growth Fund. Inc. Prospectus, dated May 1, 2011
Value Line Emerging Opportunities Fund, Inc. Prospectus, dated August 1, 2011	Value Line Strategic Asset Management Trust Prospectus, dated May 1, 2011
The Value Line Fund, Inc. Prospectus, dated May 1, 2011	Value Line U.S. Government Securities Fund, Inc. Prospectus, dated January 2, 2012
Value Line Income and Growth Fund, Inc. Prospectus, dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, each Prospectus listed above and all applicable Supplements.

The following is hereby added under “Non-principal investment strategies”:

Securities Lending.  From time to time, the Fund may lend a portion of its portfolio securities to institutional investors.  This could help the Fund produce additional income.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Supplement dated February 17, 2012 to:

Value Line Asset Allocation Fund, Inc. Statement of Additional Information, dated August 1, 2011	Value Line Larger Companies Fund, Inc. Statement of Additional Information, dated May 1, 2011
Value Line Centurion Fund, Inc. Statement of Additional Information, dated May 1, 2011	Value Line Premier Growth Fund. Inc. Statement of Additional Information, dated May 1, 2011
Value Line Emerging Opportunities Fund, Inc. Statement of Additional Information, dated August 1, 2011	Value Line Strategic Asset Management Trust Statement of Additional Information, dated May 1, 2011
The Value Line Fund, Inc. Statement of Additional Information, dated May 1, 2011	Value Line U.S. Government Securities Fund, Inc. Statement of Additional Information, dated January 2, 2012
Value Line Income and Growth Fund, Inc. Statement of Additional Information, dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, each Statement of Additional Information listed above and all applicable Supplements.

Any discussion of securities lending in the Statement of Additional Information for each of the above Funds is deleted (except for discussion of securities lending under “Fundamental Policies”), and the following is added under “Non-principal Investment Strategies and Associated Risks” for each of the above Funds:

Loans of Portfolio Securities.  The Fund, may lend its portfolio securities to certain borrowers if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1⁄3% of the total assets of the Fund (including the loan collateral), and the Fund may pay reasonable fees in connection with the loans. The loans are made in conformity with the Fund’s policies and are collateralized by cash or liquid securities on a daily basis in an amount at least equal to 100% of the market value of the securities loaned and interest earned thereon.  The Fund retains the right to call the loaned securities upon notice and intends to call loaned voting securities in anticipation of any matter to be voted on by stockholders and deemed material by the Adviser acting in accordance with the Fund’s proxy voting policies.  The Fund invests cash collateral in high quality, readily marketable short-term obligations and/or money market funds (to the extent consistent with the Fund’s investment restrictions).  The Fund bears the risk of any loss in connection with such investment of collateral.  While securities lending involves risk of delays in recovery or even loss of rights in the collateral should the borrower fail financially, loans are made only to borrowers approved in accordance with the Fund’s securities lending guidelines. The foregoing securities lending policies are subject to any more restrictive fundamental Fund policies on securities lending below.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE